Property, plant and equipment, net - Schedule of property, plant and equipment, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Property, plant and equipment, net [Line Items]
Balance beginning	[1]	$ 70,585	$ 71,449
Impairment loss		(859)	(135)		$ 0
Balance ending		90,982	70,585	[1]	71,449	[1]
Net book value		90,982	70,585
Cost
Property, plant and equipment, net [Line Items]
Balance beginning		118,518	115,465
Additions		20,331	23,157
Disposals		1,043	4,145
Effect of foreign currency exchange differences		(20,985)	13,501
Transfers		(2,500)	2,458
Balance ending		161,291	118,518		115,465
Accumulated depreciation and impairment losses
Property, plant and equipment, net [Line Items]
Balance beginning		(47,933)	(44,016)
Disposals		(951)	(2,014)
Depreciation expense		5,781	5,656
Impairment loss		6,723	4,689
Effect of foreign currency exchange differences		8,669	(4,455)
Transfers		2,154	41
Balance ending		(70,309)	(47,933)		(44,016)
Land and buildings
Property, plant and equipment, net [Line Items]
Net book value		24,598	23,228
Land and buildings | Cost
Property, plant and equipment, net [Line Items]
Balance beginning		32,148	30,319
Additions		27	4,425
Disposals		293	2,072
Effect of foreign currency exchange differences		(2,952)	1,283
Transfers		(3,695)	(759)
Balance ending		38,529	32,148		30,319
Land and buildings | Accumulated depreciation and impairment losses
Property, plant and equipment, net [Line Items]
Balance beginning		(8,920)	(7,637)
Disposals		(278)	0
Depreciation expense		859	775
Impairment loss		4,138	0
Effect of foreign currency exchange differences		292	508
Transfers		0	0
Balance ending		(13,931)	(8,920)		(7,637)
Machinery and equipment, furniture and fixtures
Property, plant and equipment, net [Line Items]
Net book value		43,236	26,697
Machinery and equipment, furniture and fixtures | Cost
Property, plant and equipment, net [Line Items]
Balance beginning		61,840	71,233
Additions		1,123	2,556
Disposals		280	2,071
Effect of foreign currency exchange differences		(14,694)	9,698
Transfers		(17,820)	180
Balance ending		95,197	61,840		71,233
Machinery and equipment, furniture and fixtures | Accumulated depreciation and impairment losses
Property, plant and equipment, net [Line Items]
Balance beginning		(35,143)	(32,856)
Disposals		(228)	(2,013)
Depreciation expense		4,750	4,662
Impairment loss		2,536	4,247
Effect of foreign currency exchange differences		7,602	(4,648)
Transfers		2,158	39
Balance ending		(51,961)	(35,143)		(32,856)
Projects in progress
Property, plant and equipment, net [Line Items]
Net book value		22,881	20,313
Projects in progress | Cost
Property, plant and equipment, net [Line Items]
Balance beginning		20,716	9,885
Additions		19,078	16,055
Disposals		0	0
Effect of foreign currency exchange differences		(2,638)	2,008
Transfers		19,044	3,216
Balance ending		23,388	20,716		9,885
Projects in progress | Accumulated depreciation and impairment losses
Property, plant and equipment, net [Line Items]
Balance beginning		(403)	0
Disposals		0	0
Depreciation expense		0	0
Impairment loss		0	403
Effect of foreign currency exchange differences		104	0
Transfers		0	0
Balance ending		(507)	(403)		0
Other
Property, plant and equipment, net [Line Items]
Net book value		267	347
Other | Cost
Property, plant and equipment, net [Line Items]
Balance beginning		3,814	4,028
Additions		103	121
Disposals		470	2
Effect of foreign currency exchange differences		(701)	512
Transfers		(29)	(179)
Balance ending		4,177	3,814		4,028
Other | Accumulated depreciation and impairment losses
Property, plant and equipment, net [Line Items]
Balance beginning		(3,467)	(3,523)
Disposals		(445)	(1)
Depreciation expense		172	219
Impairment loss		49	39
Effect of foreign currency exchange differences		671	(315)
Transfers		(4)	2
Balance ending		$ (3,910)	$ (3,467)		$ (3,523)

[1]	Refer to Note 4. Independent Investigation and Restatement